Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Vendor deposits	$ 554	$ 267	$ 223
Prepaid insurance	332	144	169
Prepaid expenses	2,500	41	360
Others	78	76	96
Total prepaid and other current assets	$ 3,464	$ 528	$ 848